POSTRETIREMENT MEDICAL BENEFITS - Postretirement Medical Benefit Obligations Income Statement Disclosures (Details) (Postretirement Medical Benefits [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts that will be amortized from accumulated other comprehensive loss into net periodic pension cost:
Actuarial loss			$ 700,000
Prior service credit			600,000
Components of net periodic benefit cost:
Service cost	822,000	1,109,000	4,436,000	3,555,000	493,000
Interest cost	3,203,000	3,035,000	12,139,000	12,363,000	10,510,000
Amortization of:
Transition obligation			0	93,000	93,000
Prior service cost (credit)			(636,000)	(636,000)	(636,000)
Actuarial loss			4,641,000	3,116,000	255,000
Defined Benefit Plan Amortization Of Deferred Items	5,000	1,001,000
Total net periodic benefit cost	4,030,000	5,145,000	20,580,000	18,491,000	10,715,000
Net periodic postretirement medical benefit costs relating to current and former mining operations:
Total net periodic benefit cost	4,030,000	5,145,000	20,580,000	18,491,000	10,715,000
Former Mining Operations [Member]
Amortization of:
Total net periodic benefit cost	2,403,000	3,119,000	12,475,000	11,314,000	9,259,000
Net periodic postretirement medical benefit costs relating to current and former mining operations:
Total net periodic benefit cost	2,403,000	3,119,000	12,475,000	11,314,000	9,259,000
Current Operations [Member]
Amortization of:
Total net periodic benefit cost	1,627,000	2,026,000	8,105,000	7,177,000	1,456,000
Net periodic postretirement medical benefit costs relating to current and former mining operations:
Total net periodic benefit cost	$ 1,627,000	$ 2,026,000	$ 8,105,000	$ 7,177,000	$ 1,456,000